Borrowings and financing (Details 1) R$ in Thousands	Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 1,458,131
Adjustments	34,388
Total	1,492,519
JICA 15 [member]
IfrsStatementLineItems [Line Items]
Amortized cost	227,432
Adjustments	2,224
Total	229,656
JICA 18 [member]
IfrsStatementLineItems [Line Items]
Amortized cost	204,388
Adjustments	(435)
Total	203,953
JICA 17 [member]
IfrsStatementLineItems [Line Items]
Amortized cost	124,619
Adjustments	5,011
Total	129,630
JICA 19 [member]
IfrsStatementLineItems [Line Items]
Amortized cost	893,329
Adjustments	27,588
Total	920,917
Interest and charges [member]
IfrsStatementLineItems [Line Items]
Amortized cost	8,363
Adjustments
Total	R$ 8,363